Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	$ 551,245	$ 320,997	$ 261,192
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	299,860	232,948	207,004
Stock-based compensation	26,848	22,656	13,497
Change in fair value of catalyst lease obligation	2,247	(1,422)	(10,184)
Deferred income taxes	(12,526)	19,802	0
Non-cash change in inventory repurchase obligations	13,779	29,453	63,389
Non-cash lower of cost or market inventory adjustment	(295,532)	(521,348)	427,226
Pension and other post-retirement benefits costs	42,242	37,986	26,982
Loss (gain) on sale of assets	1,458	11,374	(1,004)
Changes in operating assets and liabilities:
Accounts receivable	(332,377)	(165,416)	97,636
Inventories	(54,705)	236,602	(271,892)
Prepaid expenses and other current assets	(9,908)	15,072	(18,298)
Accounts payable	34,634	217,536	(24,291)
Accrued expenses	358,527	222,805	(34,018)
Deferred revenue	(4,359)	9,249	2,816
Other assets and liabilities	(52,915)	(18,322)	(36,791)
Net cash provided by operations	593,969	669,972	703,264
Cash flow from investing activities:
Expenditures for property, plant and equipment	(306,681)	(298,737)	(353,964)
Expenditures for deferred turnaround costs	(379,114)	(198,664)	(53,576)
Expenditures for other assets	(31,143)	(42,506)	(8,236)
Proceeds from sale of assets	0	24,692	168,270
Purchase of marketable securities	(75,036)	(1,909,965)	(2,067,286)
Maturities of marketable securities	115,060	2,104,209	2,067,983
Net cash used in investing activities	(687,011)	(1,393,935)	(812,113)
Cash flows from financing activities:
Proceeds from issuance of PBF Logistics LP common units, net of underwriters’ discount and commissions	0	138,378	0
Offering costs for issuance of PBF Logistics LP common units	0	0	0
Exercise of Series A options and warrants of PBF Energy Company LLC, net	0	0	0
Distributions to PBF Logistics LP public unitholders	(43,510)	(32,806)	(22,830)
Distributions to PBF Energy Company LLC members	(136,270)	(139,682)	(350,658)
Proceeds from revolver borrowings	490,000	550,000	170,000
Repayments of revolver borrowings	(490,000)	(200,000)	(170,000)
Proceeds from Intercompany Loan with PBF Energy Inc.	102,751	0	104,870
Repayments of PBFX Term Loan borrowings	(39,664)	(194,536)	(700)
Repayment of Intercompany Loan with PBF Energy Inc.	0	(24,531)	0
Proceeds from sale of PBF LLC Series C units, net of underwriters’ discount and commissions	0	275,300	345,000
Additional catalyst lease	10,830	15,586	0
Repayments of Notes Payable	(1,210)	0	0
Purchases of treasury stock	(1,038)	(743)	(8,073)
Deferred financing costs and other	(17,131)	886	(17,213)
Net cash provided by financing activities	(79,884)	520,061	679,933
Net (decrease) increase in cash and cash equivalents	(172,926)	(203,902)	571,084
Cash and equivalents, beginning of period	734,962	938,864	367,780
Cash and equivalents, end of period	562,036	734,962	938,864
Non-cash activities:
Conversion of Delaware Economic Development Authority loan to grant	0	4,000	4,000
Contingent Consideration Classified as Equity, Fair Value Disclosure	6,831	0	0
Accrued construction in progress and unpaid fixed assets	26,805	35,595	7,974
Cash paid during year for:
Interest (including capitalized interest of $8,452, $3,529 and $7,517 in 2016, 2015 and 2014, respectively)	166,538	137,599	96,863
Debt extinguishment costs	25,451	0	0
Capital expenditures	(10,097)	0	0
Income taxes	0	2,449	0
2025 Senior Notes [Member]
Cash flows from financing activities:
Proceeds from PBFX Term Loan borrowings	725,000	0	0
2020 Senior Secured Notes [Member]
Cash flows from financing activities:
Repayments of PBFX Term Loan borrowings	(690,209)	0	0
PBFX Revolving Credit Facility [Member]
Cash flows from financing activities:
Proceeds from revolver borrowings	20,000	194,700	24,500
Repayments of revolver borrowings	(179,500)	(30,000)	(275,100)
2023 Senior Notes [Member]
Cash flows from financing activities:
Proceeds from Senior Notes	0	0	500,000
Rail Facility [Member]
Cash flows from financing activities:
Proceeds from revolver borrowings	0	0	102,075
Repayments of revolver borrowings	0	(67,491)	(71,938)
Rail Term Loan [Member]
Cash flows from financing activities:
Repayments of revolver borrowings	(6,633)	0	0
Proceeds from PBFX Term Loan borrowings	0	35,000	0
PBFX Senior Notes [Member]
Cash flows from financing activities:
Proceeds from Senior Notes	178,500	0	350,000
Torrance Refinery [Member]
Cash flow from investing activities:
Acquisition of Torrance refinery and related logistics assets	0	(971,932)	0
Chalmette Refinery [Member]
Cash flow from investing activities:
Acquisition of Chalmette Refining, net of cash acquired	0	(2,659)	(565,304)
East Coast Terminals [Member]
Cash flow from investing activities:
Acquisition of Chalmette Refining, net of cash acquired	0	(98,373)	0
Collins Pipeline Company And T&M Terminal Company [Member]
Cash flows from financing activities:
Payments of Capital Distribution	$ (1,800)	$ 0	$ 0